[LOGO]CDC NVEST FUNDS(SM)
        CDC IXIS Asset Management Distributors

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     CDC NVEST STAR VALUE FUND
     CDC NVEST STAR SMALL CAP FUND
     CDC NVEST STAR ADVISERS FUND
     CDC NVEST STAR GROWTH FUND
     CDC NVEST STAR WORLDWIDE FUND

Statement of Additional Information -- PART I
May 1, 2002


     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the CDC Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 2002 for Classes A, B and C shares or the Prospectus dated May 1, 2002 for Class Y shares (the "Prospectus" or "Prospectuses"). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.

     Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds and other CDC Nvest Funds. Each of the Funds is a diversified fund and a series of CDC Nvest Funds Trust I (the "Trust"), a registered open-end management investment company that offers a total of fifteen funds.


     The Funds' financial statements and accompanying notes that appear in the Funds' annual and semiannual reports are incorporated by reference into Part I of this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.


                        T a b l e   o f   C o n t e n t s
                                                                            Page
                                                                            ----
                                     Part I

     Investment Restrictions                                                 ii
     Fund Charges and Expenses                                              viii
     Ownership of Fund Shares                                                xix
     Investment Performance of the Funds                                     xxi

                                     Part II

     Miscellaneous Investment Practices                                        3
     Management of the Trusts                                                 28
     Portfolio Transactions and Brokerage                                     54
     Description of the Trusts and Ownership of Shares                        62
     Portfolio Turnover                                                       66
     How to Buy Shares                                                        66
     Net Asset Value and Public Offering Price                                67
     Reduced Sales Charges - Class A Shares Only                              68
     Shareholder Services                                                     70
     Redemptions                                                              77
     Standard Performance Measures                                            80
     Income Dividends, Capital Gain Distributions and Tax Status              85
     Financial Statements                                                     88
     Appendix A - Description of Bond Ratings                                 89
     Appendix B - Media That May Contain Fund Information                     93
     Appendix C - Advertising and Promotional Literature                      94

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                             INVESTMENT RESTRICTIONS

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     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended, the "1940 Act"). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


CDC Nvest Star Value Fund

CDC Nvest Star Value Fund (the "Star Value Fund") may not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)   Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of CDC Nvest Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. Also, the Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11)  Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14)  Write options or warrants;

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets taken at current value in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of CDC Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees.)

The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (17) above.

CDC Nvest Star Small Cap Fund

CDC Nvest Star Small Cap Fund (the "Star Small Cap Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); (for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost); (for the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts, short sales and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

+(11) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees);

*(12) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments); or

(13) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have a market capitalization within the capitalization range of the Russell 2000 Index. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy adopted by the Board.

       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

       In restriction (13), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

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CDC Nvest Star Advisers Fund

CDC Nvest Star Advisers Fund (the "Star Advisers Fund") may not:

*(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or


*(13) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (3) or (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)


       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

CDC Nvest Star Growth Fund

CDC Nvest Star Growth Fund (the "Star Growth Fund") may not:


*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided, however, this limitation does not apply to government securities (as defined in the 1940 Act);


*(2) Purchase any security (other than government securities) if, as a result, more than 25% of its total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money, except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;


*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;


*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;


*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign currency exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities; or


+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

       Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

CDC Nvest Star Worldwide Fund

CDC Nvest Star Worldwide Fund (the "Star Worldwide Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);


(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);


(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;


(6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);


*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments, (b) enter into currency forward contracts and (c) invest in structured notes;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or


*(13) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).


       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

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                            FUND CHARGES AND EXPENSES

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ADVISORY FEES


     Pursuant to separate advisory agreements, each dated October 30, 2000 (dated November 19, 2001 for Star Growth Fund), CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay CDC IXIS Advisers an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by the Fund to its subadvisers pursuant to any subadvisory agreements:

        Fund                Advisory Fee payable by Fund to CDC IXIS Advisers
                             (as a % of average daily net assets of the Fund)
---------------------    -------------------------------------------------------

Star Value Fund             0.75%  of the first $200 million
                            0.70%  of the next $300 million
                            0.65%  of amounts in excess of $500 million

Star Small Cap Fund         1.05%

Star Advisers Fund          1.05%  of the first $1 billion
                            1.00%  of next $1 billion
                            0.95%  of amounts in excess of $2 billion

Star Growth Fund            1.00%*

Star Worldwide Fund         1.05%

     *Through April 30, 2003, CDC IXIS Advisers has agreed to waive a portion of its fee on the Star Growth Fund to limit the effective management fee to 0.90% of the Fund's average daily net assets. CDC IXIS Advisers has also given a binding undertaking to the Star Growth Fund to reduce the Fund's fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.50%, 2.25%, 2.25% and 1.25% of the average daily net assets of Classes A, B, C and Y shares, respectively. This undertaking is in effect through April 30, 2003, and will be reevaluated on an annual basis thereafter.


SUBADVISORY FEES

     Each advisory agreement provides that CDC IXIS Advisers may delegate its responsibilities thereunder to another party. As explained in the Prospectus, the Star Value, Star Small Cap, Star Advisers, Star Growth and Star Worldwide Funds' portfolios are each divided into four segments. The portfolio management of each Fund's segment has been delegated to a subadviser as described below.

Star Value Fund


     Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management responsibilities to the Star Value Fund among four subadvisers. The subadvisers of Star Value Fund are Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Vaughan, Nelson Scarborough & McCullough, L.P. ("Vaughan Nelson"), Harris Associates L.P. ("Harris Associates") and Westpeak Global Advisors, L.P. ("Westpeak"), each of which manages one of the four segments. For the services described in the subadvisory agreements, the Star Value Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                      Date of Subadvisory    Subadvisory fee payable to subadviser*
    Subadviser             Agreement         (as a % of average daily net assets of the
                                             segment)
-----------------     -------------------    --------------------------------------------

 Loomis Sayles**            10/30/00         0.535%  of the first $200 million
                                             0.350%  of the next $300 million
                                             0.300%  of amounts in excess of $500 million

  Vaughan Nelson            10/30/00         0.500%  of the first $25 million
                                             0.400%  of the next $175 million
                                             0.325%  of the next $300 million
                                             0.275%  of amounts in excess of $500 million

Harris Associates           10/30/00         0.500%  of the first $100 million
                                             0.450%  of amounts in excess of $100 million

     Westpeak               10/30/00         0.500%  of the first $25 million
                                             0.400%  of the next $75 million
                                             0.350%  of the next $100 million
                                             0.300%  of amounts in excess of $200 million

     *Beginning on February 28, 2000 through April 18, 2000, the Fund paid subadvisory fees under this arrangement to each of the above-referenced subadvisers under separate interim subadvisory agreements dated February 28, 2000. These agreements were replaced by the subadvisory agreements approved by Star Value Fund's shareholders at a special shareholder meeting on April 19, 2000.

     **Prior to February 28, 2000, Loomis Sayles served as the single subadviser to the Star Value Fund pursuant to a subadvisory agreement dated August 30, 1996, as amended May 1, 1998. The subadvisory fee payable by the Fund to Loomis Sayles was 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million of the Fund's average daily net assets and 0.300% of the Fund's average daily net assets in excess of $500 million.

Star Small Cap Fund


     Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management investment responsibilities to the Star Small Cap Fund among four subadvisers. The subadvisers of the Star Small Cap Fund are Loomis Sayles, RS Investment Management, L.P. ("RS Investments"), Montgomery Asset Management, LLC ("Montgomery") and Harris Associates, each of which manages one of the four segments. For services described in the subadvisory agreements, the Star Small Cap Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                          Date of Subadvisory        Subadvisory fee payable to subadviser
   Subadviser                  Agreement             (as a % of average daily net assets of the
                                                     segment)
---------------------     ----------------------     ------------------------------------------

  Loomis Sayles                 10/30/00             0.55%  of the first $50 million
                                                     0.50%  of amounts in excess of $50 million

 RS Investments                 10/30/00             0.55%  of the first $50 million
                                                     0.50%  of amounts in excess of $50
                                                            million

   Montgomery                   10/30/00             0.65%  of the first $50 million
                                                     0.50%  of amounts in excess of $50
                                                            million

Harris Associates               10/30/00             0.70%


Star Advisers Fund


     Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management investment responsibilities to the Star Advisers Fund among three subadvisers. The subadvisers of the Star Advisers Fund are Harris Associates, Loomis Sayles (which manages two of the four segments) and Fund Asset Management, L.P. doing business as Mercury Advisors ("Mercury"). For the services described in the subadvisory agreements, the Star Advisers Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                                       Date of Subadvisory       Subadvisory fee payable to subadviser
         Subadviser                         Agreement            (as a % of average daily net assets of the Segment)
------------------------------        -----------------------    ----------------------------------------------------
      Harris Associates                10/30/00 as amended        0.650%  of the first $50 million
                                            06/01/01(1)           0.600%  of the next $50 million
                                                                  0.550%  of  the next $400 million
                                                                  0.500%  of amounts in excess of $500 million

       Loomis Sayles -                 05/18/01 as amended        0.550%  of the first $50 million
   Mid Cap Growth Segment(2)                06/01/01(1)           0.500%  of the next $40 million
                                                                  0.475%  of amounts in excess of $500 million

       Loomis Sayles -                 10/30/00 as amended        0.550%  of the first $50 million
   Small Cap Value Segment                  06/01/01(1)           0.500%  of the next $200 million
                                                                  0.475%  of the next $250 million
                                                                  0.450%  of amounts in excess of $500 million

          Mercury(3)                         09/01/01             0.550%  of the first $300 million
                                                                  0.500%  of amounts in excess of $300 million

     (1) The subadvisory agreements with Harris Associates, Loomis Sayles for the Mid Cap Growth Segment and Loomis Sayles for the Small Cap Value Segment were amended on June 1, 2001. The purpose of these amendments was to add additional break points to the subadvisory fee structures. The additional break point added for the Harris Associates segment was 0.50% of amounts in excess of $500 million, for the Loomis Sayles Mid Cap Growth

     Segment was 0.475% of amounts in excess of $500 million and for the Loomis Sayles Small Cap Value Segment was 0.450% of amounts in excess of $500 million.

     (2) Prior to March 1, 2001, Janus Capital Corporation ("Janus Capital") served as subadviser to this segment of the Star Advisers Fund pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Janus Capital at the same rates as those currently paid by CDC IXIS Advisers to Loomis Sayles.

     (3) Prior to July 1, 2001, Kobrick Funds, LLC ("Kobrick") served as subadviser to this segment of the Star Advisers Fund pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Kobrick at the annual rate of 0.55% of the first $50 million of the segment's average daily net assets, 0.50% of the next $200 million of the segment's average daily net assets and 0.475% of the segment's average daily net assets in excess of $250 million.


Star Growth Fund


     Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management investment responsibilities to the Star Growth Fund among four subadvisers. The subadvisers of the Star Growth Fund are Vaughan Nelson, RS Investments, Westpeak and Morgan Stanley Investment Management, Inc. doing business as Miller Anderson ("Miller Anderson"), each of which manages one of the four segments. For the services described in the subadvisory agreements, the Star Growth Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                    Date of Subadvisory            Subadvisory fee payable to subadviser
  Subadviser             Agreement          (as a % of average daily net assets of the segment)
---------------     -------------------     -----------------------------------------------------

Vaughan Nelson            11/19/01          0.60%

RS Investments            11/19/01          0.65%   of the first $200 million
                                            0.55%   of the next $100 million
                                            0.50%   of amounts in excess of $300 million

   Westpeak               11/19/01          0.50%

Miller Anderson           11/19/01          0.65%   of the first $150 million
                                            0.55%   of amounts in excess of $150 million


Star Worldwide Fund


     Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated its portfolio management investment responsibilities to the Star Worldwide Fund among three subadvisers. The subadvisers of the Star Worldwide Fund are Harris Associates, which manages two of the four segments, Loomis Sayles and Hansberger Global Investments, Inc. ("Hansberger"). For the services described in the subadvisory agreements, the Star Worldwide Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                            Date of Subadvisory      Subadvisory fee payable to subadviser
       Subadviser                Agreement           (as a % of average daily net assets of the segment)
---------------------      --------------------      ---------------------------------------------------

Harris Associates -              10/30/00              0.65%  of the first $50 million
U.S. Segment                                           0.60%  of the next $50 million
                                                       0.55%  of amounts in excess of $100 million

Harris Associates -              10/30/00              0.65%  of the first $50 million
International Segment                                  0.60%  of the next $50 million
                                                       0.55%  of amounts in excess of $100 million

Loomis Sayles                    10/30/00              0.65%  of the first $50 million
                                                       0.60%  of the next $50 million
                                                       0.55%  of amounts in excess of $100 million

Hansberger*                      03/01/02              0.55%  of the first $50 million
                                                       0.50%  of the next $50 million
                                                       0.35%  of amounts in excess of $100 million

     *Prior to March 1, 2002, Montgomery served as subadviser to this segment of the Star Worldwide Fund, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Montgomery at the annual rate of 0.85% of the first $25 million of the segment's average daily net assets, 0.65% of the next $25 million of the segment's average daily net assets and 0.55% of such assets in excess of $50 million.

     For the last three fiscal years, the following table shows the total advisory fees (including subadvisory fees) paid by the Funds and of these amounts, the total paid to CDC IXIS Advisers and the total paid to a subadviser of a Fund:


         Star VALUE Fund

                                                  1999                   2000*                    2001
                                                  ----                   -----                    ----

         Total Advisory Fee                    $2,627,025              $1,692,812              $1,511,547

         CDC IXIS Advisers
                   Total Paid                   $992,511                $591,154                $522,761

         Loomis Sayles
                   Total Paid                  $1,634,514               $469,365                $283,222

         Harris Associates
                   Total Paid                      --                   $226,954                $297,598

         Vaughan Nelson
                   Total Paid                      --                   $204,686                $217,634

         Westpeak
                   Total Paid                      --                   $200,653                $190,332


         STAR SMALL CAP FUND

                                                  1999                    2000                    2001
                                                  ----                    ----                    ----

         Total Advisory Fee                    $1,492,557              $2,642,369              $1,943,178

         CDC IXIS Advisers
                   Total Paid                   $649,355               $1,192,667               $825,823

         Harris Associates
                   Total Paid                   $176,418                $253,574                $306,734

         Loomis Sayles
                   Total Paid                   $220,509                $404,152                $213,087

         Montgomery
                   Total Paid                   $170,613                $306,063                $261,637

         RS Investments
                   Total Paid                   $275,662                $485,913                $335,897

         Star Advisers Fund

                                                  1999                    2000                    2001
                                                  ----                    ----                    ----


         Total Advisory Fee                   $12,591,170             $16,544,494             $11,832,639

         CDC IXIS Advisers
                   Total Paid                  $6,314,704              $8,398,283              $5,854,811

         Harris Associates
                   Total Paid                  $1,213,904              $1,200,482              $1,629,085

         Founders*                         (Jan. 1 - Oct. 19)
                   Total Paid                  $1,077,066                  --                      --

         Janus Capital                                                                     (Jan. 1 - Feb. 28)
                   Total Paid                  $2,213,726              $3,236,400               $775,495

         Loomis Sayles - Small Cap
         Value Segment
                   Total Paid                  $1,143,365              $1,434,511              $1,508,788

         Kobrick*                         (Oct. 20 - Dec. 31)                              (Jan. 1 - June 30)
                   Total Paid                   $628,465               $2,274,818               $899,421
         Loomis**                                                                          (Mar. 1 - Dec. 31)
                   Total Paid                      --                      --                    $727,549
         Mercury***                                                                        (July 1 - Dec. 31)
                   Total Paid                      --                      --                    $437,490


     *Prior to August 23, 1999, Founders Asset Management LLC ("Founders") served as subadviser to the segment of the Star Advisers Fund now subadvised by Mercury, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Founders at the annual rate of 0.55% of the first $50 million of the segment's average daily net assets, 0.50% of the next $200 million of the segment's average daily net assets and 0.475% of the segment's average daily net assets in excess of $250 million. Pursuant to the subadvisory agreement, CDC IXIS Advisers paid such subadvisory fee to Founders through October 19, 1999. From August 24, 1999 through June 30, 2001, Kobrick served as subadviser to the segment of the Star Advisers Fund now managed by Mercury, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Kobrick at the annual rate of 0.55% of the first $50 million of the segment's average daily net assets, 0.50% of the next $200 million of the segment's average daily net assets and 0.475% of the segment's average daily net assets in excess of $250 million.


     **Prior to March 1, 2001, Janus Capital served as subadviser to this segment of the Star Advisers Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Janus Capital at the same rates as those currently paid by the Fund to Loomis Sayles.

         Star GROWTH Fund*


                                                 1999**                  2000**                 2001***
                                                 ------                  ------                 -------

         Total Advisory Fee                                                                     $231,716

         CDC IXIS Advisers
                   Fee Earned                     --                      --                    $55,317
                   Fee Waived                     --                      --                    $31,164
                   Total Paid                     --                      --                    $24,153

         Kobrick Funds LLC
                   Fee Earned                   $780,662               $2,851,423              $1,426,186
                   Fee Waived                   $17,427                 $325,567                $692,921
                   Total Paid                   $763,235               $2,252,856               $733,265

         RS Investments
                   Fee Earned                     --                      --                    $71,725
                   Fee Waived                     --                      --                    $43,615
                   Total Paid                     --                      --                    $28,110

         Vaughan Nelson
                   Fee Earned                     --                      --                    $68,776
                   Fee Waived                     --                      --                    $43,149
                   Total Paid                     --                      --                    $25,627

         Westpeak
                   Fee Earned                     --                      --                    $15,574
                   Fee Waived                     --                      --                     $8,774
                   Total Paid                     --                      --                     $6,800

         Miller Anderson
                   Fee Earned                     --                      --                    $20,324
                   Fee Waived                     --                      --                    $11,450
                   Total Paid                     --                      --                     $8,874


     *On November 16, 2001, Kobrick Capital Fund and Kobrick Emerging Growth Fund merged into the Star Growth Fund and, as a result, Star Growth Fund assumed the financial and accounting information of the Kobrick Capital Fund.


     **The fiscal year-end of the predecessor fund (Kobrick Capital Fund) was September 30. Therefore the amounts shown for 1999 and 2000 reflect fees paid from October 1, 1998 through September 30, 1999 and October 1, 1999 through September 30, 2000, respectively.

     ***Kobrick served as adviser to Kobrick Capital Fund until June 30, 2001 pursuant to an advisory agreement dated October 30, 2000 and continued to receive advisory fees until August 30, 2001 pursuant to the terms of the advisory agreement. RS Investments and Vaughan Nelson jointly served as the interim advisers through November 16, 2001 pursuant to interim advisory agreements dated July 1, 2001. The advisory fee rate under all advisory agreements was an annual rate of 1.00% of the average daily net assets of the Fund's assets managed. CDC IXIS Advisers has also given a binding undertaking to the Star Growth Fund to reduce the Fund's fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.50%, 2.25%, 2.25% and 1.25% of the average daily net assets of Classes A, B, C and Y shares, respectively. This undertaking is in effect through April 30, 2003 and will be reevaluated on an annual basis thereafter.

         STAR WORLDWIDE FUND

                                                  1999                    2000                    2001
                                                  ----                    ----                    ----


         Total Advisory Fee                    $2,625,697              $2,891,302              $2,076,636

         CDC IXIS Advisers
                   Total Paid                   $968,638               $1,114,073               $751,956

         Harris Associates
                   Total Paid                   $663,004                $724,802                $703,341

         Loomis Sayles                                             (Mar. 1 - Dec. 31)
                   Total Paid                      --                   $496,709                $374,022

         Founders*                         (Jan. 1 - Oct. 19)
                   Total Paid                   $248,981                   --                      --

         Janus Capital**                                           (Jan. 1 - Feb. 28)
                   Total Paid                   $480,249                $115,940                   --

         Montgomery
                   Total Paid                   $264,825                $439,778                $247,317


         *Prior to August 23, 1999, Founders served as a subadviser to a segment of the Star Worldwide Fund. Following Founders' departure, the assets of the segment it had managed were reallocated to the remaining subadvisers. Pursuant to the subadvisory agreement, CDC IXIS Advisers paid such subadvisory fee to Founders through October 19, 1999.

         **Prior to March 1, 2000, Janus served as subadviser to this segment of the Star Worldwide Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisers to Janus at the annual rate of 0.65% of the first $50 million of the Segment's average daily net assets, 0.60% of such assets between $50 million and $100 million, and 0.55% of such assets in excess of $100 million.

Brokerage Commissions



Set forth below are the amounts each Fund paid in brokerage commissions during the last three calendar years. For a description of how transactions in portfolio securities are effected and how the Funds' subadvisers select brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.


STAR VALUE FUND
                                                                 1999              2000              2001
                                                                 ----              ----              ----
Brokerage Transactions
      Allocated to brokers providing                             N/A               N/A              $104,331,472
      research services

Brokerage Commissions
      Total Brokerage Commissions Paid                         $810,251          $533,363           $449,206
      Commissions paid to Brokers providing research           $297,149          $155,947           $150,730
      services
      Commissions Paid to Affiliated Brokers*
          Harris Associates Securities, L.P. ("HASLP")            --             $94,283            $52,593

*For the fiscal year ended December 31, 2001, the Fund paid 11.75% of its total brokerage commissions to HASLP and effected 1.66% of the aggregate dollar amount of its total brokerage transactions through HASLP.

STAR SMALL CAP FUND
                                                                 1999              2000             2001
                                                                 ----              ----             ----
Brokerage Transactions
      Allocated to brokers providing                             N/A               N/A             $224,241,743
      research services

Brokerage Commissions
      Total Brokerage Commissions Paid                         $514,974         $2,199,563         $1,827,132
      Commissions paid to Brokers providing research           $112,113          $108,034          $399,057
      services
      Commissions Paid to Affiliated Brokers*
          HASLP                                                 $18,631          $48,630           $14,803


*There are several factors for the difference in total brokerage commissions paid by the Fund over the last three fiscal years, including a greater amount of assets under management for some segments of the Fund and an extremely volatile stock market in 2000, that resulted in higher portfolio turnover.

**For the fiscal year ended December 31, 2001, the Fund paid 2.19% of its total brokerage commissions to HASLP and effected 0.22% of the aggregate dollar amount of its total brokerage transactions through HASLP.


STAR ADVISERS FUND
                                                         1999                 2000                 2001
                                                         ----                 ----                 ----
Brokerage Transactions
      Allocated to brokers providing                     N/A                  N/A                  $1,563,960,246
      research services

Brokerage Commissions
      Total Brokerage Commissions Paid                $3,184,677            $7,878,486             $3,060,366
      Commissions paid to Brokers providing           $653,867              $197,619               $1,368,533
      research services
      Commissions Paid to Affiliated Brokers*
          HASLP
                                                      $106,400              $196,010               $353,927
          Merrill Lynch                                 ------               ------                $494,771


*There are several factors for the difference in total brokerage commissions paid by the Fund over the last three fiscal years, including a greater amount of assets under management for some segments of the Fund and an extremely volatile stock market in 2000, that resulted in higher portfolio turnover.

**For the fiscal year ended December 31, 2001, the Fund paid 12.03% of its total brokerage commissions to HASLP and effected 1.45% of the aggregate dollar amount of its total brokerage transactions through HASLP.


STAR GROWTH FUND                                        10/1/99-              10/1/00-             10/1/01-
                                                        9/30/00               9/30/01              12/31/01
                                                        =======               =======              ========


Brokerage Transactions
      Allocated to brokers providing                     N/A                  N/A                  $256,016,762
      research services

Brokerage Commissions
      Total Brokerage Commissions Paid                  $3,203,772           $72,039               $159,547
      Commissions paid to Brokers providing
      research services                                  N/A                 $61,473               $21,948
      Commissions Paid to Affiliated Brokers*            N/A                  N/A                  N/A



STAR WORLDWIDE FUND
                                                         1999                 2000                 2001
                                                         ----                 ----                 ----
Brokerage Transactions
      Brokers providing                                   N/A                 N/A                  $455,908,191
      research services

Brokerage Commissions
      Total Brokerage Commissions Paid                 $837,557            $1,425,492              $1,022,237
      Commissions paid to Brokers providing            $323,884            $194,596                $727,082
      research services
      Commissions Paid to Affiliated Brokers*
          HASLP
                                                       $35,398             $66,998                 $78,683

*For the fiscal year ended December 31, 2001, the Fund paid 7.67% of its total brokerage commissions to HASLP and effected 2.55% of the aggregate dollar amount of its total brokerage transactions through HASLP.



SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Classes A, B and C shares of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Funds during the fiscal years ended December 31, 1999, 2000 and 2001:


       Fund                1999         2000         2001
-------------------        ----         ----         ----
Star Value Fund
        Class A        $  674,343   $  425,329   $  361,980
        Class B        $  740,246   $  459,663   $  452,765
        Class C        $   49,847   $   26,750   $   27,936

Star Small Cap Fund
        Class A        $  147,871   $  251,222   $  185,532
        Class B        $  668,816   $1,193,110   $  873,686
        Class C        $  161,139   $  318,544   $  234,831

Star Advisers Fund
        Class A        $1,212,508   $1,554,095   $1,079,692
        Class B        $5,635,995   $7,553,290   $5,423,369
        Class C        $1,075,550   $1,440,760   $  983,957

Star Growth Fund
        Class A        $  480,043   $  215,093   $   30,421
        Class B        $  550,051   $  494,833   $   93,990
        Class C        $  101,034   $   87,102   $   14,319

Star Worldwide Fund*
          Class A      $  270,924   $  294,478   $  209,071
          Class B      $1,181,955   $1,300,089   $  948,866
          Class C      $  235,012   $  275,236   $  192,609

     *For the fiscal years ended September 30, 2000, September 30, 2001 and the period from October 1, 2001 to December 31, 2001.

During the fiscal year ended December 31, 2001, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):

Star Value Fund
(Class A Shares)
Compensation to Investment Dealers                                      $  360,519
Compensation to Distributor's Sales Personnel and Other Related Costs   $  271,602
                                                                        ----------
                                                     TOTAL              $  632,121
(Class B Shares)
Compensation to Investment Dealers                                      $  440,526
Compensation to Distributor's Sales Personnel and Other Related Costs   $  168,713
                                                     TOTAL              $  609,239
(Class C Shares)
Compensation to Investment Dealers                                      $   28,227
Compensation to Distributor's Sales Personnel and Other Related Costs   $   24,027
                                                     TOTAL              $   52,254

Star Small Cap Fund
(Class A shares)
Compensation to Investment Dealers                                      $  187,163
Compensation to Distributor's Sales Personnel and Other Related Costs   $  456,597
                                                                        ----------
                                                     TOTAL              $  643,760
(Class B shares)
Compensation to Investment Dealers                                      $  839,851
Compensation to Distributor's Sales Personnel and Other Related Costs   $  282,750
                                                                        ----------
                                                     TOTAL              $1,122,601
(Class C shares)
Compensation to Investment Dealers                                      $  174,950
Compensation to Distributor's Sales Personnel and Other Related Costs   $  113,521
                                                                        ----------
                                                     TOTAL              $  288,471

Star Advisers Fund
(Class A shares)
Compensation to Investment Dealers                                      $1,076,671
Compensation to Distributor's Sales Personnel and Other Related Costs   $  824,298
                                                                        ----------
                                                     TOTAL              $1,900,969
(Class B shares)
Compensation to Investment Dealers                                      $5,255,215
Compensation to Distributor's Sales Personnel and Other Related Costs   $1,159,399
                                                                        ----------
                                                     TOTAL              $6,414,614
(Class C shares)
Compensation to Investment Dealers                                      $  792,912
Compensation to Distributor's Sales Personnel and Other Related Costs   $  277,563
                                                                        ----------
                                                     TOTAL              $1,070,475



                                     xviii

Star Growth Fund
(Class A Shares)
Compensation to Investment Dealers                                      $   25,860
Compensation to Distributor's Sales Personnel and Other Related Costs   $   31,758
                                                                        ----------
                                                     TOTAL              $   57,618
(Class B Shares)
Compensation to Investment Dealers                                      $   69,935
Compensation to Distributor's Sales Personnel and Other Related Costs   $   19,055
                                                     TOTAL              $   88,990
(Class C Shares)
Compensation to Investment Dealers                                      $    7,880
Compensation to Distributor's Sales Personnel and Other Related Costs   $    2,961
                                                     TOTAL              $   10,841

Star Worldwide Fund
(Class A shares)
Compensation to Investment Dealers                                      $  208,526
Compensation to Distributor's Sales Personnel and Other Related Costs   $  565,214
                                                                        ----------
                                                     TOTAL              $  773,740
(Class B shares)
Compensation to Investment Dealers                                      $  929,115
Compensation to Distributor's Sales Personnel and Other Related Costs   $  163,023
                                                                        ----------
                                                     TOTAL              $1,092,138
(Class C shares)
Compensation to Investment Dealers                                      $  153,788
Compensation to Distributor's Sales Personnel and Other Related Costs   $   44,281
                                                                        ----------
                                                     TOTAL              $  198,069


--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES

--------------------------------------------------------------------------------


     As of April 2, 2001, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes set forth below.

Fund                                Shareholder and Address                                 Ownership Percentage
----                                -----------------------                                 --------------------
Star Value Fund

    Class C Shares                  MLPF&S For The Sole Benefit of It's Customers                   8.87%
                                    ATTN Fund Administration ML#97UA 4800 Deer
                                    Lake Dr East - 2nd FL Jacksonville, FL
                                    32246-6484

    Class Y Shares                  Metropolitan Life Insurance                                    70.91%
                                    Company Issuer
                                    501 Boylston Street - 6th FL
                                    Boston, MA 02116-3769

                                    New England Life Insurance Company                             29.09%
                                    C/O Andrew Kaniuk
                                    Met Life The Cresent Floor 6
                                    501 Route 22
                                    Bridgewater, NJ 08807-2441

Star Small Cap Fund
    Class B Shares                  MLPF&S for the Sole Benefit of It's Customers                   5.09%
                                    ATTN Fund Administration ML#97MR 4800 Deer
                                    Lake Dr East - 2nd FL Jacksonville, FL
                                    32246-6484

    Class C Shares                  MLPF&S for the Sole Benefit of It's Customers                  22.55%
                                    ATTN Fund Administration ML#97UA 4800 Deer
                                    Lake Dr East - 2nd FL Jacksonville, FL
                                    32246-6484

Star Advisers Fund
    Class C Shares                  MLPF&S for the Sole Benefit of It's Customers                  10.36%
                                    ATTN Fund Administration ML#97MR 4800 Deer
                                    Lake Dr East - 2nd FL Jacksonville, FL
                                    32246-6484

    Class Y Shares                  New England Mutual Life Ins Co                                 44.48%
                                    Separate Investment Accounting
                                    ATTN Brenda Harmon
                                    501 Boylston Street - 6th Flr
                                    Boston, MA 02116-3769

                                    Metropolitan Life Insurance Co                                 20.09%
                                    C/O Mary Beth Klein
                                    Insurance Accting 6th Flr
                                    501 Boylston Street
                                    Boston, MA 02116-3769

                                    New England Life Insurance Co                                  15.50%
                                    Insurance Accounting 6th Floor
                                    ATTN Charles Sullivan
                                    501 Boylston Street
                                    Boston, MA 02116-3769

                                    New England Life Insurance Co                                  12.36%
                                    C/O Andrew Kaniuk
                                    Met Life The Cresent Floor 6
                                    501 Route 22
                                    Bridgewater, NJ 08807-2441

Star Growth Fund
    Class A Shares                  MLPF&S for the Sole Benefit of It's Customers                  13.43%
                                    ATTN Fund Administration 4800 Deer Lake Dr
                                    East - 2nd FL Jacksonville, FL 32246-6484

    Class C Shares                  MLPF&S for the Sole Benefit of It's Customers                  24.04%
                                    ATTN Fund Administration 4800 Deer Lake Dr
                                    East - 2nd FL Jacksonville, FL 32246-6484

    Class Y Shares                  Chase Manhattan Bank Directed                                  61.47%
                                    Trustee for Metlife Defined Contribution Group
                                    4 New York Plz
                                    New York, NY 10004-2413

--------------------------------------------------------------------------------

                       INVESTMENT PERFORMANCE OF THE FUNDS

--------------------------------------------------------------------------------

                      Performance Results - Percent Change*
                         For The Periods Ended 12/31/01



Star Value Fund
---------------

Class A Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
As a % of                                        5 Years         10 Years             1 Year    5 Years      10 Years
                                                 -------         --------             ------    -------      --------
Net Asset Value                                   24.60           180.16               1.32       4.50        10.85
Maximum Sales Charge                              17.38           163.97              -4.47       3.26        10.19

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
As a % of                                        1 Year   5 Years    10 Years         1 Year    5 Years      10 Years
                                                 ------   --------   --------         ------    -------      --------
Net Asset Value                                   1.32     2.55        8.30            0.80       3.40         8.27
Maximum Sales Charge ***                         -4.47     1.33        7.66           -2.72       2.39         7.68

Class B Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                   Since                                      Since
As a % of                                           5 Years      9/13/93**            1 Year    5 Years      9/13/93**
                                                    -------      ---------            ------    -------      ---------
Net Asset Value                                      20.00         105.80              0.55       3.71         9.09
With Contingent Deferred Sales Charge and            18.47         105.80             -4.45       3.45         9.09
Redemption at End of Period

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                      Since                                   Since
As a % of                                        1 Year   5 Years    9/13/93**        1 Year    5 Years     9/13/93**
                                                 ------   --------   ---------        ------    -------     ---------
Net Asset Value                                   0.55     1.77        6.39            0.34       2.81         6.70
With Contingent Deferred Sales Charge and        -4.45     1.49        6.39           -2.71       2.59         6.70
Maximum Sales Charge ***

Class C Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                   Since                                      Since
As a % of                                          5 Years       12/30/94**           1 Year    5 Years     12/30/94**
                                                   -------       ----------           ------    -------     ----------
Net Asset Value                                     20.07          97.45               0.55       3.73        10.20
Maximum Sales Charge and                            18.81          95.55              -1.40       3.51        10.05
Redemption at End of Period***

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                      Since                                   Since
As a % of                                        1 Year   5 Years   12/30/94**        1 Year    5 Years     12/30/94**
                                                 ------   --------  ----------        ------    -------     ----------
Net Asset Value                                   0.55     1.79        7.70            0.34       2.82         7.90
Maximum Sales Charge and Redemption at End of    -1.40     1.57        7.55           -0.85       2.64         7.77
Period***

Class Y Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                     Since                                   Since
As a % of                                          5 Years         3/31/94**         1 Year    5 Years     3/31/94**
                                                   -------         ----------         ------    -------     ---------
Net Asset Value                                     26.97            118.17            1.84       4.89        10.58

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                               ----------------------------------    -----------------------------------
                                                                       Since                                  Since
As a % of                                        1 Year    5 Years    3/31/94**       1 Year     5 Years    3/31/94**
                                                 ------    -------    ---------       ------     -------    ---------
Net Asset Value                                 1.84        2.88        7.84           1.12       3.68         7.94


Star Small Cap Fund

Class A Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                  Since                                       Since
As a % of                                          5 Years      12/31/96**            1 Year     5 Years    12/31/96**
                                                   --------     ----------            ------     -------    ----------
Net Asset Value                                     65.43         65.43               -12.05     10.59        10.59
Maximum Sales Charge                                55.95         55.95               -17.12      9.29         9.29

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                              -----------------------------------    -----------------------------------
                                                                      Since                                   Since
As a % of                                       1 Year    5 Years   12/31/96**        1 Year    5 Years     12/31/96**
                                                ------    --------  ----------        ------    -------     ----------
Net Asset Value                                  -12.05    8.23        8.23           -7.34       8.02         8.02
Maximum Sales Charge ***                         -17.12    6.96        6.96           -10.43      6.93         6.93

Class B Shares
                                                         Aggregate                             Average Annual
                                                       Total Return                             Total Return
                                             ----------------------------------     --------------------------------------
                                                                  Since                                         Since
As a % of                                          5 Years      12/31/96**            1 Year     5 Years      12/31/96**
                                                   --------     ----------            ------     -------      ----------
Net Asset Value                                     59.33         59.33               -12.74      9.76           9.76
With Contingent Deferred Sales Charge and           57.33         57.33               -17.10      9.49           9.49
Redemption at End of Period

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                              -----------------------------------    -----------------------------------
                                                                      Since                                   Since
As a % of                                      1 Year   5 Years     12/31/96**        1 Year    5 Years     12/31/96**
                                               ------   --------    ----------        ------    -------     ----------
Net Asset Value                                  -12.74    7.35        7.35           -7.76       7.32         7.32
With Contingent Deferred Sales Charge and        -17.10    7.05        7.05           -10.41      7.08         7.08
Redemption at End of Period***

Class C Shares
                                                         Aggregate                              Annualized
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                                  Since                                       Since
As a % of                                          5 Years      12/31/96**            1 Year     5 Years    12/31/96**
                                                   --------     ----------            ------     -------    ----------
Net Asset Value                                      59.35         59.35              -12.74      9.77         9.77
Maximum Sales Charge and                             57.71         57.71              -14.47      9.54         9.54
Redemption at End of Period***

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                              -----------------------------------    -----------------------------------
                                                                      Since                                   Since
As a % of                                       1 Year    5 Years   12/31/96**        1 Year    5 Years     12/31/96**
                                                ------    --------  ----------        ------    -------     ----------
Net Asset Value                                  -12.74    7.36        7.36           -7.76       7.32         7.32
Maximum Sales Charge and Redemption at End of    -14.47    7.13        7.13           -8.81       7.13         7.13
Period***


Star Advisers Fund

Class A Shares
                                                        Aggregate                             Average Annual
                                                       Total Return                            Total Return
                                             ---------------------------------       ----------------------------------
                                                                    Since                                      Since
As a % of                                         5 Years          7/7/94**            1 Year     5 Years     7/7/94**
                                                  -------          --------            ------     -------     --------
Net Asset Value                                     57.93           168.57              -9.36       9.57       14.11
Maximum Sales Charge                                48.84           153.18             -14.57       8.28       13.21

                                                Average Annual Total Return -           Average Annual Total Return -
                                                After Taxes on Distributions           After Taxes on Distributions &
                                                                                             Sale of Fund Shares
                                              ----------------------------------      ----------------------------------
                                                                       Since                                   Since
As a % of                                       1 Year    5 Years     7/7/94**         1 Year     5 Years    7/7/94**
                                                ------    --------    --------         ------     -------    --------
Net Asset Value                                  -9.38      5.86       10.69            -5.70      6.61        10.58
Maximum Sales Charge ***                         -14.59     4.61        9.82            -8.87      5.54        9.79


Class B Shares
                                                       Aggregate                              Average Annual
                                                      Total Return                             Total Return
                                           -----------------------------------       ----------------------------------
                                                                 Since                                         Since
As a % of                                         5 Years       7/7/94**               1 Year     5 Years    7/7/94**
                                                  -------       --------               ------     -------    --------
Net Asset Value                                    52.16         154.14                -10.09      8.76        13.27
With Contingent Deferred Sales Charge and          50.52         154.14                -14.58      8.52        13.27
Redemption at End of Period



                                      xxiii

                                                 Average Annual Total Return -          Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                             Sale of Fund Shares
                                               ---------------------------------      ----------------------------------
                                                                       Since                                   Since
As a % of                                       1 Year    5 Years     7/7/94**         1 Year     5 Years    7/7/94**
                                                ------    --------    --------         ------     -------    --------
Net Asset Value                                  -10.10     4.91        9.76            -6.14      5.92        9.84
With Contingent Deferred Sales Charge and        -14.60     4.64        9.76            -8.88      5.71        9.84
Redemption at End of Period***

Class C Shares
                                                        Aggregate                             Average Annual
                                                       Total Return                            Total Return
                                             ---------------------------------       ----------------------------------
                                                                Since                                          Since
As a % of                                         5 Years      7/7/94**                1 Year     5 Years    7/7/94**
                                                  -------      --------                ------     -------    --------
Net Asset Value                                    52.22        154.29                 -10.02      8.77        13.28
Maximum Sales Charge and                           50.70        151.66                 -11.78      8.55        13.12
Redemption at End of Period***

                                                 Average Annual Total Return -          Average Annual Total Return -
                                                 After Taxes on Distributions          After Taxes on Distributions &
                                                                                             Sale of Fund Shares
                                               ---------------------------------      ----------------------------------
                                                                       Since                                   Since
As a % of                                       1 Year    5 Years     7/7/94**         1 Year     5 Years    7/7/94**
                                                ------    --------    --------         ------     -------    --------
Net Asset Value                                  -10.03     4.92        9.77            -6.10      5.92        9.85
Maximum Sales Charge and Redemption at End of    -11.80     4.71        9.62            -7.18      5.74        9.71
Period***

Class Y Shares
                                                        Aggregate                              Average Annual
                                                       Total Return                             Total Return
                                             ---------------------------------       -----------------------------------
                                                                   Since                                      Since
As a % of                                         5 Years        11/15/94**            1 Year    5 Years    11/15/94**
                                                  -------        ----------            ------    -------    ----------
Net Asset Value                                    60.71        153.50                 -8.95      9.95         13.94

                                                 Average Annual Total Return -          Average Annual Total Return -
                                                  After Taxes on Distributions          After Taxes on Distributions &
                                                                                             Sale of Fund Shares
                                               -----------------------------------    -----------------------------------
                                                                        Since                                 Since
As a % of                                        1 Year    5 Years    11/15/94**       1 Year    5 Years    11/15/94**
                                                 ------    -------    ----------       ------    -------    ----------
Net Asset Value                                 -8.97       6.30        10.40          -5.45      6.93         10.32


Star Growth Fund

Class A Shares
                                                 Aggregate Total Return                       Average Annual
                                                                                               Total Return
                                            ----------------------------------       ----------------------------------
                                                          Since                                             Since
As a % of                                              12/31/97**                         1 Year          12/31/97**
                                                       ----------                         ------          ----------
Net Asset Value                                           1.29                            -33.59             0.32
Maximum Sales Charge                                      -4.53                           -37.38            -1.15

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                     Since                                 Since
As a % of                                           1 Year         12/31/97**             1 Year         12/31/97**
                                                    ------         ----------             ------         ----------
Net Asset Value                                     -33.59           -0.94                -20.45            0.01
Maximum Sales Charge***                             -37.38           -2.40                -22.77           -1.16

Class B Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                          Since                                             Since
As a % of                                               10/29/99**                        1 Year          10/29/99**
                                                        ----------                        ------          ----------
Net Asset Value                                           -44.88                          -34.15            -23.98
With Contingent Deferred Sales Charge and                 -46.54                          -37.44            -25.04
Redemption at End of Period

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                     Since                                  Since
As a % of                                           1 Year         10/29/99**             1 Year          10/29/99**
                                                    ------         ----------             ------          ----------
Net Asset Value                                     -34.15           -23.98               -20.80            -18.52
With Contingent Deferred Sales Charge and           -37.44           -25.04               -22.80            -19.29
Redemption at End of Period***


Class C Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                          Since                                             Since
As a % of                                               10/29/99**                        1 Year          10/29/99**
                                                        ----------                        ------          ----------
Net Asset Value                                           -44.82                          -34.07            -23.94
Maximum Sales Charge andRedemption at End of              -45.38                          -35.37            -24.30
Period

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                     Since                                  Since
As a % of                                           1 Year         10/29/99**             1 Year          10/29/99**
                                                    ------         ----------             ------          ----------
Net Asset Value                                     -34.07           -23.94               -20.75            -18.49
Maximum Sales Charge and Redemption at End of       -35.37           -24.30               -21.54            -18.75
Period***

Class Y Shares
                                                         Aggregate                            Average Annual
                                                       Total Return                            Total Return
                                             ----------------------------------     -----------------------------------
                                                          Since                                           Since
As a % of                                               10/29/99**                        1 Year        10/29/99**
                                                        ----------                        ------        ----------
Net Asset Value                                           -43.73                          -33.48          -23.26

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                                ---------------------------------    -----------------------------------
                                                                     Since                                  Since
As a % of                                           1 Year         10/29/99**             1 Year          10/29/99**
                                                    ------         ----------             ------          ----------
Net Asset Value                                     -33.48           -23.26               -20.39            -17.98


Star Worldwide Fund

Class A Shares
                                                 Aggregate Total Return                       Average Annual
                                                                                               Total Return
                                            ----------------------------------       ----------------------------------
                                                                  Since                                       Since
As a % of                                         5 Years      12/29/95**              1 Year    5 Years    12/29/95**
                                                  -------      ----------              ------    -------    ----------
Net Asset Value                                    28.87          50.35                -8.98      5.20         7.03
Maximum Sales Charge                               21.45          41.73                -14.22     3.96         5.98

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                               ----------------------------------    -----------------------------------
                                                                      Since                                   Since
As a % of                                       1 Year    5 Years   12/29/95**        1 Year    5 Years     12/29/95**
                                                ------    --------  ----------        ------    -------     ----------
Net Asset Value                                  -9.17     3.47        5.47           -5.37       4.00         5.54
Maximum Sales Charge***                          -14.40    2.25        4.44           -8.56       2.98         4.66

Class B Shares
                                                        Aggregate                             Average Annual
                                                       Total Return                            Total Return
                                             ---------------------------------       ----------------------------------
                                                                    Since                                     Since
As a % of                                         5 Years        12/29/95**            1 Year    5 Years    12/29/95**
                                                  -------        ----------            ------    -------    ----------
Net Asset Value                                    24.16            43.85              -9.74      4.42         6.24
With Contingent Deferred Sales Charge and          22.43            43.85              -14.22     4.13         6.24
Redemption at End of Period


                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                               ----------------------------------    -----------------------------------
                                                                      Since                                   Since
As a % of                                       1 Year    5 Years   12/29/95**        1 Year    5 Years     12/29/95**
                                                ------    --------  ----------        ------    -------     ----------
Net Asset Value                                  -9.87     2.66        4.66           -5.83       3.38         4.89
With Contingent Deferred Sales Charge and        -14.36    2.35        4.66           -8.56       3.13         4.89
Redemption at End of Period***

Class C Shares
                                                         Aggregate                             Annualized
                                                       Total Return                           Total Return
                                             ----------------------------------     ----------------------------------
                                                                  Since                                      Since
As a % of                                          5 Years      12/29/95**            1 Year    5 Years    12/29/95**
                                                   -------      ----------            ------    -------    ----------
Net Asset Value                                     24.14         43.94               -9.73      4.42         6.25
Maximum Sales Charge and Redemption at End of       22.94         42.46               -11.53     4.22         6.07
Period***

                                                 Average Annual Total Return -         Average Annual Total Return -
                                                  After Taxes on Distributions         After Taxes on Distributions &
                                                                                            Sale of Fund Shares
                                               ----------------------------------    -----------------------------------
                                                                      Since                                   Since
As a % of                                       1 Year    5 Years   12/29/95**        1 Year    5 Years     12/29/95**
                                                ------    --------  ----------        ------    -------     ----------
Net Asset Value                                  -9.87     2.66        4.67           -5.82       3.37         4.90
Maximum Sales Charge and Redemption at End of    -11.66    2.46        4.49           -6.92       3.21         4.75
Period***


* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** Commencement of Fund operations or offering of the specified class of shares.

*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1- year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

     The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.


                                      xxvii